UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:         0002109160

RKTL 2026-4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	Not applicable
Central Index Key Number of underwriter (if applicable):	Not applicable

Mo Gong, (313) 774-3972
Name and telephone number, including area code,
of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RKTL Depositor LLC

(Securitizer)

By: Rocket Loans, LLC, its sole member

	By:	/s/ Mo Gong
Name: Mo Gong
Title: Director of Securitization

Date: October 23, 2026

INDEX OF EXHIBITS

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 22, 2026.